GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	$ 33,860
Impairment losses	3,853	$ 15,422	$ 16,570
Balance at end of year	35,981	33,860
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	250,417	282,283
Additions	6,894	7,015
Disposals or retirements	(15,052)	(38,903)
Exchange adjustments	1	22
Balance at end of year	242,260	250,417	282,283
Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	33,860
Balance at end of year	35,981	33,860
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(216,557)	(238,629)
Charge for the year	(917)	(1,403)
Disposals or retirements	15,047	38,903
Impairment losses	(3,853)	(15,422)
Exchange adjustments	1	(6)
Balance at end of year	(206,279)	(216,557)	(238,629)
Goodwill [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	79,182	81,689
Additions	0	0
Disposals or retirements	0	(2,507)
Exchange adjustments	0	0
Balance at end of year	79,182	79,182	81,689
Goodwill [member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	12,591
Balance at end of year	12,537	12,591
Goodwill [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(66,591)	(69,098)
Charge for the year	0	0
Disposals or retirements	0	2,507
Impairment losses	(54)	0
Exchange adjustments	0	0
Balance at end of year	(66,645)	(66,591)	(69,098)
Development cost [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	128,977	156,377
Additions	6,771	6,896
Disposals or retirements	(14,576)	(34,318)
Exchange adjustments	1	22
Balance at end of year	121,173	128,977	156,377
Development cost [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	13,444
Balance at end of year	17,679	13,444
Development cost [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(115,533)	(133,599)
Charge for the year	(482)	(959)
Disposals or retirements	14,573	34,318
Impairment losses	(2,053)	(15,287)
Exchange adjustments	1	(6)
Balance at end of year	(103,494)	(115,533)	(133,599)
Patents and licences [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	8,947	9,951
Additions	102	30
Disposals or retirements	(342)	(1,034)
Exchange adjustments	0	0
Balance at end of year	8,707	8,947	9,951
Patents and licences [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	157
Balance at end of year	146	157
Patents and licences [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(8,790)	(9,819)
Charge for the year	(7)	(5)
Disposals or retirements	342	1,034
Impairment losses	(106)	0
Exchange adjustments	0	0
Balance at end of year	(8,561)	(8,790)	(9,819)
Intangible assets [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	33,311	34,266
Additions	21	89
Disposals or retirements	(134)	(1,044)
Exchange adjustments	0	0
Balance at end of year	33,198	33,311	34,266
Intangible assets [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	7,668
Balance at end of year	5,619	7,668
Intangible assets [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(25,643)	(26,113)
Charge for the year	(428)	(439)
Disposals or retirements	132	1,044
Impairment losses	(1,640)	(135)
Exchange adjustments	0	0
Balance at end of year	$ (27,579)	$ (25,643)	$ (26,113)